UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

February 29, 2016

CAS-QTLY-0416
1.814088.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 2.3%
	Yield	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bills
7/7/16	0.50 (a)%	$500,000	$499,111
U.S. Treasury Bonds
5/15/16	0.38 to 0.39	610,000	618,609
U.S. Treasury Notes
3/31/16 to 5/15/16	0.28 to 0.38	1,744,000	1,747,975
TOTAL TREASURY DEBT
(Cost $2,865,695)			2,865,695

Government Agency Debt - 76.3%
Federal Agencies - 76.3%
Fannie Mae
8/18/16 to 1/26/17	0.45 to 0.49 (b)	986,000	984,841
Federal Farm Credit Bank
6/20/16 to 9/15/16	0.37 to 0.44 (b)	753,365	753,352
Federal Home Loan Bank
3/1/16 to 3/30/17	0.17 to 0.60 (b)(c)	86,593,401	86,573,551
Freddie Mac
3/21/16 to 3/9/17	0.37 to 0.75 (b)	5,894,000	5,893,676
TOTAL GOVERNMENT AGENCY DEBT
(Cost $94,205,420)			94,205,420

Government Agency Repurchase Agreement - 20.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.32% dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #	$14,457,389	$14,457,262
With:
BNP Paribas Securities Corp. at 0.35%, dated:
1/8/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $285,115,430, 0.00% - 8.50%, 3/03/16 - 2/25/46)	279,163	279,000
1/13/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $571,753,613, 0.00% - 7.25%, 3/03/16 - 8/15/55)	559,332	559,000
1/21/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $283,676,301, 0.00% - 8.50%, 3/03/16 - 10/15/56)	278,154	278,000
Citibank NA at:
0.32%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations valued at $139,784,602, 0.13% - 2.88%, 4/15/18 - 8/15/45)	137,009	137,000
0.33%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations valued at $841,019,865, 0.13% - 4.75%, 9/30/17 - 8/15/45)	820,053	820,000
ING Financial Markets LLC at:
0.41%, dated:
1/14/16 due 4/4/16:
(Collateralized by U.S. Government Obligations valued at $229,622,010, 3.00% - 4.00%, 5/01/42 - 7/01/45)	225,226	225,000
(Collateralized by U.S. Government Obligations valued at $172,472,793, 3.50% - 4.00%, 1/31/31 - 12/01/45)	169,171	169,000
(Collateralized by U.S. Government Obligations valued at $229,623,378, 2.50% - 3.50%, 2/01/28 - 7/01/45)	225,231	225,000
(Collateralized by U.S. Government Obligations valued at $209,211,381, 3.50%, 5/01/42 - 1/01/43)	205,212	205,000
(Collateralized by U.S. Government Obligations valued at $286,770,727, 3.00% - 5.50%, 10/01/28 - 8/01/48)	281,294	281,000
(Collateralized by U.S. Government Obligations valued at $172,472,465, 3.50% - 4.00%, 3/01/42 - 12/01/45)	169,183	169,000
1/20/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $170,418,973, 3.50%, 3/01/42 - 10/01/42)	167,171	167,000
0.43%, dated:
2/17/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $138,742,048, 3.00%, 2/01/46)	136,146	136,000
2/23/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $84,668,455, 3.00% - 5.00%, 12/01/24 - 2/01/46)	83,038	83,000
2/24/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $139,748,835, 3.00% - 3.50%, 10/01/42 - 2/01/46)	137,147	137,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 2/18/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $837,520,491, 1.84% - 10.50%, 3/15/16 - 12/01/47)	821,493	821,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated 2/12/16 due 4/15/16 (Collateralized by U.S. Government Obligations valued at $262,189,807, 1.83% - 5.51%, 11/01/23 - 12/01/45)	257,171	257,000
0.39%, dated 2/19/16 due 4/19/16 (Collateralized by U.S. Government Obligations valued at $363,163,272, 1.98% - 6.00%, 5/01/18 - 10/01/47)	356,231	356,000
0.4%, dated:
1/4/16 due 3/4/16 (Collateralized by U.S. Government Obligations valued at $266,388,606, 1.49% - 6.04%, 4/01/16 - 12/01/45)	261,174	261,000
2/1/16 due 4/5/16 (Collateralized by U.S. Government Obligations valued at $328,628,271, 1.13% - 6.50%, 9/01/17 - 7/20/60)	322,229	322,000
2/2/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $229,571,400, 1.38% - 6.43%, 9/30/20 - 11/20/64)	225,160	225,000
0.45%, dated 1/8/16 due 4/8/16 (Collateralized by U.S. Government Obligations valued at $265,375,790, 1.13% - 5.50%, 4/01/18 - 2/01/46)	260,296	260,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 2/10/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $280,562,334, 3.20% - 4.00%, 7/01/24 - 2/01/46)	275,272	275,000
RBC Capital Markets Corp. at:
0.35%, dated:
9/8/15 due 3/2/16 (Collateralized by U.S. Government Obligations valued at $230,208,750, 1.49% - 6.00%, 10/01/28 - 9/20/63)	225,385	225,000
9/9/15 due 3/3/16 (Collateralized by U.S. Government Obligations valued at $492,625,081, 1.50% - 7.00%, 7/01/16 - 9/20/63)	482,825	482,000
9/15/15 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $263,708,491, 0.79% - 5.50%, 6/01/28 - 9/20/63)	258,446	258,000
0.36%, dated:
2/9/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $280,558,906, 1.88% - 6.00%, 9/01/17 - 2/20/46)	275,171	275,000
2/10/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $280,831,023, 0.93% - 6.00%, 2/01/28 - 2/20/46)	275,179	275,000
2/11/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $280,553,295, 1.75% - 7.00%, 5/01/26 - 2/20/46)	275,184	275,000
0.39%, dated:
2/16/16 due 3/7/16:
(Collateralized by U.S. Government Obligations valued at $280,564,592, 0.79% - 6.00%, 6/01/19 - 2/01/46)	275,268	275,000
(Collateralized by U.S. Government Obligations valued at $280,542,543, 2.25% - 4.87%, 3/01/29 - 2/01/46)	275,268	275,000
(Collateralized by U.S. Government Obligations valued at $279,549,537, 2.41% - 4.87%, 6/01/28 - 2/01/46)	274,267	274,000
2/18/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $149,002,866, 2.00% - 6.50%, 5/01/18 - 9/20/63)	146,150	146,000
Wells Fargo Securities, LLC at:
0.33%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Government Obligations valued at $842,560,315, 0.75% - 4.50%, 9/15/19 - 3/25/46)	820,053	820,000
0.34%, dated 2/25/16 due 3/3/16 (Collateralized by U.S. Government Obligations valued at $139,746,599, 3.50% - 4.00%, 2/01/31 - 1/01/46)	137,009	137,000
0.45%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $170,457,110, 4.00%, 12/01/45 - 3/01/46)	167,190	167,000
1/7/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $384,799,565, 4.00%, 8/01/45 - 1/01/46)	377,429	377,000
1/11/16 due 4/11/16 (Collateralized by U.S. Government Obligations valued at $114,311,400, 4.00%, 1/01/46)	112,127	112,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $25,477,262)		25,477,262

Treasury Repurchase Agreement - 1.8%
With:
BMO Harris Bank NA at:
0.34%, dated 2/10/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $308,144,143, 7.88%, 2/15/21)	303,203	303,000
0.35%, dated:
2/17/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $333,594,383, 1.75% - 8.75%, 8/15/20 - 10/31/20)	326,263	326,000
2/22/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $167,425,124, 2.00%, 11/15/21)	164,137	164,000
BNP Paribas Securities Corp. at 0.32%, dated 1/8/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $269,446,984, 0.00% - 9.13%, 3/03/16 - 8/15/44)	264,141	264,000
Mizuho Securities U.S.A., Inc. at:
0.31%, dated 2/26/16 due 3/4/16 (Collateralized by U.S. Treasury Obligations valued at $615,882,441, 1.00% - 1.50%, 8/31/19 - 5/31/20)	606,037	606,000
0.32%, dated 2/29/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $247,025,294, 1.00% - 1.63%, 12/15/17 - 4/30/19)	242,015	242,000
0.33%, dated 2/25/16 due 3/3/16 (Collateralized by U.S. Treasury Obligations valued at $247,448,561, 1.63% - 1.88%, 3/31/19 - 8/31/22)	243,016	243,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $2,148,000)		2,148,000
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $124,696,377)		124,696,377
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,197,345)
NET ASSETS - 100%		$123,499,032

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,457,262,000 due 3/01/16 at 0.32%
BNP Paribas Securities Corp.	$1,809,671
BNY Mellon Capital Markets LLC	310,300
Credit Agricole CIB New York Branch	1,365,941
Credit Suisse Securities (USA) LLC	2,959,215
HSBC Securities (USA), Inc.	4,481
J.P. Morgan Securities, Inc.	1,362,267
Mizuho Securities USA, Inc.	476,000
Societe Generale	1,321,258
Wells Fargo Bank NA	356,845
Wells Fargo Securities LLC	4,491,284
$14,457,262

Income Tax Information

At February 29, 2016 the cost for Federal Income Tax Purposes was $124,696,377,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016